Supplemental Disclosures (Narrative) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 18, 2014
Equity Method Investments [Line Items]
Percentage of ownership	100.00%		100.00%
Impairment of equity method investment						$ 2,600,000	$ 4,800,000
Reclassification of AOCI due to the sale of equity method investment	0	0	0	(998,000)	6,732,000	1,135,000	(1,361,000)
Effective tax rate	(29.20%)	44.50%	(14.90%)	36.10%	17.00%	43.00%	32.00%
Income tax refunds			6,000,000	1,400,000
ARN [Member]
Equity Method Investments [Line Items]
Percentage of ownership					50.00%			50.00%
Impairment of equity method investment					95,400,000
Loss on sale of equity method investment								2,400,000
Date of sale of equity method investment								February 18, 2014
ARN [Member] | Realized Foreign Exchange Gain Loss On Sale [Member]
Equity Method Investments [Line Items]
Reclassification of AOCI due to the sale of equity method investment								$ 11,500,000